Subsequent Events Level 4 Subsequent Event - Secondary (Details) (Subsequent Event [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		1 Months Ended
	Jul. 30, 2013	Jul. 30, 2013	Aug. 20, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired		3,864,062
Treasury Stock, Value, Acquired, Cost Method		$ 100.0
Stock issued in secondary offering	10,000,000
Revolving Credit Facility Amendment for Stock Repurchase			The Amendment permitted the consummation of the Repurchase in an amount not to exceed $100.0 million at any time prior to August 20, 2013.